Derivative financial instruments - Not designated as Hedging Instrument - Balance Sheet Location (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Derivative financial instruments
Derivative Asset, Current	$ 24,034	$ 22,544
Derivative Asset, Noncurrent	4,249	12,333
Interest rate swap | Balance sheet location
Derivative financial instruments
Derivative Asset, Current	24,034	22,544
Derivative Asset, Noncurrent	4,249	12,333
Derivative Asset, Total	$ 28,283	$ 34,877